TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES

	AS AT DECEMBER 31,
	2022	2021
Non-current
Accruals	290	—

Current
Trade payables(i)	1,235	1,045
Accruals	4,292	1,968
Indirect taxes	703	256
Other payables	112	22
	6,342	3,291
(i)Trade payables balance is unsecured, interest-free and settled within 60 days from incurrence.